LOAN PAYABLE	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Debt Disclosure [Abstract]
LOAN PAYABLE

NOTE 6 LOAN PAYABLE

On March 1, 2019, the Company entered into an unsecured promissory note with Notre Dame - an unrelated party in the amount of $265,244 in exchange for outstanding account payable due to the debtor. Pursuant to the terms of the note, the note bears 10% interest per year from the date of default until the date the loan is paid in full. The term of the loan is twenty-four months. The loan repayment commenced immediately over a twenty-four month period according to the following table.

1. $1,000 per month for the first nine months;

2. $2,000 per month for the months seven and eight;

3. $5,000 per month for months nine through twenty-three; and,

4. Final payment of all remaining balance, in the amount of $180,224 in month 24.

On July 8, 2021, the Company entered into an amendment to the March 1, 2019 agreement. As of the date of the amendment, the remaining outstanding balance was $180,244. The loan repayment commenced immediately following the amendment and extended over a fourteen-month period with the following terms:

1.	$5,000 per month for months one through thirteen.
2.	Final payment of the remaining balance in the amount of $115,244 split into two equal payments, of which $57,622 to be paid in month fourteen and $57,622 paid in month twenty.

The Company has continued to make $5,000 monthly payment against this remaining balance in lieu of the balloon payments in months fourteen and twenty. The Company expects to make the final payment on August 1, 2024.

During the three months ended March 31, 2024, the Company paid $15,000 of the loan balance. The remaining loan balance as of March 31, 2024 is $20,244.

NOTE 6 LOAN PAYABLE

On March 1, 2019, the Company entered into an unsecured promissory note with Notre Dame - an unrelated party in the amount of $265,244 in exchange for outstanding account payable due to the debtor. Pursuant to the terms of the note, the note bears 10% interest per year from the date of default until the date the loan is paid in full. The term of the loan is twenty-four months. The loan repayment commenced immediately over a twenty-four month period according to the following table.

1. $1,000 per month for the first nine months;

2. $2,000 per month for the months seven and eight;

3. $5,000 per month for months nine through twenty-three; and,

4. Final payment of all remaining balance, in the amount of $180,224 in month 24.

On July 8, 2021, the Company entered into an amendment to the March 1, 2019 agreement. As of the date of the amendment, the remaining outstanding balance was $180,244. The loan repayment commenced immediately following the amendment and extended over a fourteen-month period with the following terms:

1.	$5,000 per month for months one through thirteen.
2.	Final payment of the remaining balance in the amount of $115,244 split into two equal payments, of which $57,622 to be paid in month fourteen and $57,622 paid in month twenty.

The Company has continued to make $5,000 monthly payment against this remaining balance in lieu of the balloon payments in months fourteen and twenty. The Company expects to make the final payment on August 1, 2024.

During the year ended December 31, 2023, the Company paid $60,000 of the loan balance. The remaining loan balance as of December 31, 2023 is $35,244.